MAJOR CUSTOMER	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
NOTE 15 - Major customer

NOTE 15 – MAJOR CUSTOMERS

Two customers accounted for 31% and 13% of total sales in the year ended December 31, 2021. Three customers accounted for 55%, 24%, and 14% of total accounts receivable at December 31, 2021.